CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Net income	[1]	¥ 548,143	¥ 412,532
Other comprehensive income (loss), net of tax		18,873	217,532
Total comprehensive income		567,016	630,065
Less: Total comprehensive income (loss) attributable to noncontrolling interests		(13,745)	106,744
Total comprehensive income attributable to MHFG shareholders		¥ 580,761	¥ 523,321

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 8 “Accumulated other comprehensive income (loss), net of tax.”